Summary of Material Accounting Policies (Details)			6 Months Ended
		Sep. 18, 2025 USD ($) shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 $ / shares	May 21, 2025 $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 EUR (€)	Jul. 13, 2022 $ / shares shares
Summary of Material Accounting Policies [Line Items]
Par value per share (in Dollars per share) | $ / shares					$ 6.75
Non-recurring grant income			€ 178,472
Net loss	[1]		(2,653,619)	€ (3,188,001)
Net cash used in operation			(3,160,656)	(1,734,322)
Shareholders’ equity	[1]		9,235,342	€ 643,976			€ 3,818,597		€ 2,944,490
Working capital deficit			7,057,871
AggregateGrossProceeds (in Dollars) | $		$ 300,000,000
Cash equivalents			658,136				€ 1,522,006
Board of Directors [Member]
Summary of Material Accounting Policies [Line Items]
Shareholders’ equity			€ 9,235,342
One Customer [Member]
Summary of Material Accounting Policies [Line Items]
Trade and other receivables, percentage			10.00%
Class A Ordinary Shares [Member]
Summary of Material Accounting Policies [Line Items]
Number of shares authorised (in Shares) | shares	[2]		5,000,000				5,000,000
Par value per share (in Dollars per share) | $ / shares	[2]				0.05			$ 0.05
Class A Ordinary Shares [Member] | Board of Directors [Member]
Summary of Material Accounting Policies [Line Items]
Number of shares authorised (in Shares) | shares						50,000,000
Par value per share (in Dollars per share) | $ / shares						$ 0.005
Class B Ordinary Shares [Member]
Summary of Material Accounting Policies [Line Items]
Number of shares authorised (in Shares) | shares	[2]		25,000,000				25,000,000
Par value per share (in Dollars per share) | $ / shares	[2]				0.05			$ 0.05
Securities purchase agreements (in Dollars) | $		$ 58,005,516
Class B Ordinary Shares [Member] | Board of Directors [Member]
Summary of Material Accounting Policies [Line Items]
Number of shares authorised (in Shares) | shares						250,000,000
Par value per share (in Dollars per share) | $ / shares						$ 0.005
Brera Holdings PLC [Member] | Class A Ordinary Shares [Member]
Summary of Material Accounting Policies [Line Items]
Number of shares authorised (in Shares) | shares						5,000,000				50,000,000
Par value per share (in Dollars per share) | $ / shares						$ 0.05				$ 0.005
Brera Holdings PLC [Member] | Class B Ordinary Shares [Member]
Summary of Material Accounting Policies [Line Items]
Number of shares authorised (in Shares) | shares						25,000,000
Par value per share (in Dollars per share) | $ / shares						$ 0.05
Wise Europe SA [Member]
Summary of Material Accounting Policies [Line Items]
Cash deposits in bank			€ 175,054				€ 1,454,144
Italy [Member] | Credit Risk [Member]
Summary of Material Accounting Policies [Line Items]
Uninsured portion of cash balances			€ 100,000
Pre Fund Warrants [Member]
Summary of Material Accounting Policies [Line Items]
Par value per share (in Dollars per share) | $ / shares					$ 0.005
Securities purchase issue (in Shares) | shares		8,661,152

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.
[2]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.